N-2	6 Months Ended
Sep. 30, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key	0002017577
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Privacore PCAAM Alternative Growth Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to achieve capital appreciation over the medium to long-term. The Fund seeks to offer a consolidated, diversified investment solution to investors seeking to allocate a portion of their portfolios to private markets investments aimed at achieving capital appreciation. The Fund seeks to achieve its investment objective by investing and/or making capital commitments of at least 80% of its assets (plus any borrowings for investment purposes) in private market assets (defined below) that provide the opportunity for capital growth, with an expected bias toward private equity investments. The Fund invests across growth asset classes within private markets including, without limitation, private equity investments, real assets investments, and private debt investments. Private market assets in which the Fund invests (together “Private Market Assets”) include: (i) investments in newly established closed-end private funds (“Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”); (ii) secondary purchases of interests in Portfolio Funds; and (iii) investments in the equity and/or debt of operating companies, projects or properties, typically through co-investing alongside, and generally indirectly through investment vehicles managed by, Portfolio Fund Managers (“Co-Investments”). Together, these investment structures or vehicles are broadly referred to as “Private Market Assets.”

Risk Factors [Table Text Block]

12. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

8. Capital Share Transactions

The Fund’s Shares will generally be offered on the first business day each month. The minimum initial investment in the Fund by any investor in Class I Shares is $1,000,000, the minimum initial investment for Class D Shares and Class S Shares is $25,000. However, the Fund reserves the right, in its sole discretion, to waive the minimum initial investment amounts for investments by current or retired officers and Trustees of the Fund and other funds managed by the Adviser, as well as their family members; current or retired officers, directors and employees of the Adviser and certain participating affiliated companies of the Adviser; the immediate family members of any such officer, Trustee or employee (including parents, spouses, children, fathers/mothers-in-law, daughters/sons-in-law, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. In addition, the minimum initial investment amounts may be reduced in the discretion of the Adviser based on consideration of various factors, including the investor’s overall relationship with the Adviser, the investor’s holdings in other funds affiliated with the Adviser, and such other matters as the Adviser may consider relevant at the time. The Fund, in the sole discretion of the Adviser, may also aggregate the accounts of clients of registered investment advisers and other financial intermediaries whose clients invest in the Fund for purposes of determining satisfaction of minimum investment amounts.

Class S Shares and Class D Shares in the Fund will be offered at their current net asset value less a maximum sales charge or placement fee of 3.50% and 1.50% of the subscription amount, respectively. The Fund may elect to reduce, otherwise modify or waive the sales charge with respect to any Shareholder.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem or repurchase its Shares. No public market exists for Shares, and none is expected to develop. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly beginning on or about March 31, 2025 (or such earlier or later date as the Board may determine) and thereafter quarterly on or about each June 30, September 30, December 31, and March 31.

The following table summarizes the Capital Share transactions for the period June 28, 2024 through September 30, 2024:

	For the Period Ended September 30, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	2,800,000	$28,000,000
Net increase	2,800,000	$28,000,000

*  Commencement of operations on June 28, 2024.

Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.11